Schedule of Effective Income Tax Rate Reconciliation (Details) (USD $)	12 Months Ended
Sep. 30, 2014
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	34.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	$ (3,865,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	(1,258,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 4	13,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 5	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 6	202,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 8	2,736,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 9	501,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 10	(994,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 11	7,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 12	808,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 13	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 14	(16,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 15	(5,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 16	(26,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 17	(17,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 18	14,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 19	(161,000)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 20	1,128,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 21	933,000
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 22	0
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 23	$ 0